OPERATING LEASE RIGHT-OF-USE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING LEASE RIGHT-OF-USE ASSETS.
Reduction to right-of-use assets resulting from reductions to operating lease obligations	€ (910)	€ (917)
Variable lease costs	152	123
Short-term lease costs	€ 74	€ 70